FINANCIAL INSTRUMENTS - Financial instruments per category - Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 18,892,509	R$ 21,020,146
Financial income (expenses) from liabilities	(2,240,784)	(2,686,441)
Trade accounts payable - Domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	4,120,701	4,241,819
Trade accounts payable - Debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	584,320	653,085
Trade accounts payable - Imports
FINANCIAL INSTRUMENTS
Financial liabilities	1,196,162	1,724,019
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	10,079,675	11,179,617
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	813,633	1,427,773
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,992	24,890
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,192,461	1,216,206
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	859,917	533,681
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	20,648	19,056
Liabilities at market value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial liabilities	20,648	19,056
Financial income (expenses) from liabilities	(54,874)	(44,386)
Liabilities at market value with gains and losses recognized in income | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	20,648	19,056
Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	18,871,861	21,001,090
Financial income (expenses) from liabilities	(2,185,910)	(2,642,055)
Other financial liabilities at amortized cost | Trade accounts payable - Domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	4,120,701	4,241,819
Other financial liabilities at amortized cost | Trade accounts payable - Debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	584,320	653,085
Other financial liabilities at amortized cost | Trade accounts payable - Imports
FINANCIAL INSTRUMENTS
Financial liabilities	1,196,162	1,724,019
Other financial liabilities at amortized cost | Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	10,079,675	11,179,617
Other financial liabilities at amortized cost | Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	813,633	1,427,773
Other financial liabilities at amortized cost | Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,992	24,890
Other financial liabilities at amortized cost | Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,192,461	1,216,206
Other financial liabilities at amortized cost | Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	R$ 859,917	R$ 533,681